Investments - Investee - B (Details)	12 Months Ended
	Jun. 30, 2021 CAD ($) year $ / shares	Jun. 30, 2020 CAD ($) year	Jun. 30, 2021 USD ($) year	Jun. 30, 2020 USD ($) year
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized gain (loss) on derivative investments	$ 12,758,000	$ (34,069,000)
Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized gain (loss) on derivative investments	12,758,000	(34,069,000)
Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Notional amount	$ 12,400,000		$ 10,000,000.0
Interest rate	1.50%		1.50%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares	$ 4.9585
Investor rights agreement, milestone options, nomination of a director, required entity ownership percentage	10.00%		10.00%
Financial assets, at fair value	$ 14,400,000	16,100,000	$ 11,600,000	$ 11,900,000
Unrealized gain (loss) on derivative investments	$ 400,000	$ 1,500,000
Estimated share price | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	3.71	3.71
Percentage of reasonably possible increase in unobservable input, assets	10.00%	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%	10.00%	10.00%	10.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 300,000	$ 300,000
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 300,000	$ 300,000
Risk-free interest rate | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0.0029	0.0288	0.0029	0.0288
Dividend yield | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0	0	0	0
Historical volatility for shares | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0.4475	0.4445	0.4475	0.4445
Percentage of reasonably possible increase in unobservable input, assets	10.00%	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%	10.00%	10.00%	10.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 200,000	$ 200,000
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 200,000	$ 200,000
Credit spread | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0.0048	0.7490	0.0048	0.7490
Expected life | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets | year	2.01	3.01	2.01	3.01